Securities (Tables)	12 Months Ended
Mar. 31, 2026
Securities [Abstract]
Summary of Securities

Securities are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Payment:
Japanese government securities (1)	35,953	65,612
Subtotal	35,953	65,612
Financial service:
Japanese government securities (2)	329,062	713,244
Corporate and other debt securities (2)	295,707	416,121
Asset backed securities	282,333	337,685
Exchange traded funds (3)	132,509	202,879
Equity securities	184	1,294
Subtotal	1,039,795	1,671,223
Total	1,075,748	1,736,835

(1)
Japanese government securities within Payment segment are purchased for the purpose of meeting the deposit requirement under the Payment Services Act. Refer to Note 9, Guarantee Deposits for details.
(2)
These securities include assets pledged as collateral at the Bank of Japan and Japanese Banks’ Payment Clearing Network. Refer to Note 36, Financial Instruments for further details.
(3)
Exchange traded funds are mainly held for PayPay Point investment-related business.